Equity - Summary of Outstanding Units (Detail) number in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	5,625	4,273
Vested (in units)	3,109	2,528
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	2,555	2,463
Vested (in units)	2,555	2,463
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	1,408	892
Vested (in units)	484	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	1,449	741
Vested (in units)	0	0
PDSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	213	177
Vested (in units)	70	65